Risk/Return Detail Data - FidelitySeriesEmergingMarketsDebtFunds-ComboPRO	Dec. 31, 2022
Risk/Return:
Registrant Name	Fidelity Hastings Street Trust
FidelitySeriesEmergingMarketsDebtFunds-ComboPRO | Fidelity Series Emerging Markets Debt Local Currency Fund
Risk/Return:
Supplement to Prospectus [Text Block]	Fidelity® Series Emerging Markets Debt Local Currency Fund
FidelitySeriesEmergingMarketsDebtFunds-ComboPRO | Fidelity Series Emerging Markets Debt Local Currency Fund | Fidelity Series Emerging Markets Debt Local Currency Fund
Risk/Return:
Strategy Narrative [Text Block]	Investing up to 20% of the fund's net assets in securities that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - to adjust the fund's risk exposure - as well as forward foreign currency exchange contracts for both hedging and non-hedging purposes.
Risk Narrative [Text Block]	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.